OTHER INVESTMENTS - Sensitivity analysis (Details)	Jun. 30, 2020
Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Rand US Dollar exchange rate, increase	1.00%
Rand US Dollar exchange rate, decrease	(1.00%)
Commodity prices (gold and silver), increase	1.00%
Commodity prices (gold and silver), decrease	1.00%
Rand US Dollar exchange rate in OCI net of tax, increase	2.10%
Rand US Dollar exchange rate in OCI net of tax, decrease	(2.20%)
Commodity prices (gold and silver) increase, OCI net of tax	1.70%
Commodity prices (gold and silver) decrease , OCI net of tax	1.80%
Volumes [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	2.00%
% Change OCI, net of tax, decrease	(2.00%)
Weighted average cost of capital [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.70%)
% Change OCI, net of tax, decrease	2.00%
Minority discount [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Marketability discount [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.20%)
% Change OCI, net of tax, decrease	1.20%
Cost of equity [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	(1.30%)
% Change OCI, net of tax, decrease	1.40%
Prestige Bullion dividend forecast [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Decrease in unobservable input,	(1.00%)
% Change OCI, net of tax, increase	0.40%
% Change OCI, net of tax, decrease	(0.40%)